Off Balance Sheet Commitments (Details) € in Millions, $ in Millions		6 Months Ended		12 Months Ended
	Jul. 20, 2020 USD ($) shares	Jun. 30, 2020 EUR (€)	Jun. 30, 2019 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure Of Off Balance Sheet Commitments [Line Items]
Commitments related to projects in research phase		€ 700
Commitments related to research and development payments contingent upon attainment of sales targets		600
Commitments related to potential milestone payments for projects under collaboration agreements		300
Acquisitions of other equity investments		€ 17	€ 24	€ 38
Translate Bio | Entering into significant commitments or contingent liabilities
Disclosure Of Off Balance Sheet Commitments [Line Items]
Commitments related to potential milestone payments for projects under collaboration agreements | $	$ 1,400
Upfront payment | $	425
Acquisitions of other equity investments | $	$ 95
Acquisitions of other equity investments (in shares) | shares	4,900,000